United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 99.99%
U.S. Government Agency Obligations - 59.27%
Federal Farm Credit Banks,
2.578%, Due 4/3/2019, (3-mo. USD LIBOR - 0.230%)A	$10,000,000	$9,999,994
2.417%, Due 5/30/2019, (1-mo. USD LIBOR - 0.085%)A	10,000,000	9,999,347
2.397%, Due 6/12/2019, (1-mo. USD LIBOR - 0.095%)A	30,000,000	29,999,268
2.402%, Due 7/12/2019, (1-mo. USD LIBOR - 0.090%)A	16,000,000	15,999,351
2.400%, Due 10/18/2019, (U.S. Federal Funds Rate - 0.010%)A	15,000,000	14,999,753
2.440%, Due 2/5/2020, (U.S. Federal Funds Rate + 0.030%)A	15,000,000	14,999,363
2.530%, Due 2/18/2020, (U.S. Federal Funds Rate + 0.120%)A	20,000,000	19,998,685
2.439%, Due 2/28/2020, (3-mo. USD LIBOR - 0.190%)A	10,000,000	10,000,000
2.449%, Due 4/15/2020, (1-mo. USD LIBOR - 0.035%)A	10,000,000	10,000,000
2.444%, Due 5/14/2020, (1-mo. USD LIBOR - 0.045%)A	15,000,000	14,998,904
2.449%, Due 5/29/2020, (1-mo. USD LIBOR - 0.050%)A	10,000,000	9,999,408
2.478%, Due 7/20/2020, (1-mo. USD LIBOR - 0.010%)A	10,000,000	9,998,708
2.437%, Due 7/21/2020, (1-mo. USD LIBOR - 0.050%)A	25,000,000	24,997,291
2.529%, Due 8/6/2020, (3-mo. USD LIBOR - 0.205%)A	10,000,000	9,989,264
2.543%, Due 9/10/2020, (1-mo. USD LIBOR - 0.050%)A	5,000,000	4,999,805
2.536%, Due 1/28/2021, (1-mo. USD LIBOR - 0.040%)A	10,000,000	10,000,000
2.547%, Due 3/1/2021, (1-mo. USD LIBOR - 0.045%)A	10,000,000	9,999,408
Federal Home Loan Bank,
2.439%, Due 4/2/2019	15,000,000	14,999,002
2.496%, Due 4/10/2019	5,000,000	4,996,950
2.452%, Due 4/15/2019	10,000,000	9,990,628
2.469%, Due 4/17/2019	10,000,000	9,989,244
2.456%, Due 4/22/2019	10,000,000	9,985,953
2.457%, Due 4/22/2019	9,000,000	8,987,358
2.470%, Due 4/22/2019	10,000,000	9,985,883
2.458%, Due 4/24/2019	25,295,000	25,256,053
2.508%, Due 4/29/2019	20,000,000	19,961,811
2.448%, Due 5/3/2019	10,000,000	9,978,667
2.449%, Due 5/8/2019	5,000,000	4,987,667
2.458%, Due 5/15/2019	10,000,000	9,970,545
2.473%, Due 5/15/2019	10,000,000	9,970,422
2.495%, Due 5/15/2019	5,000,000	4,985,089
2.488%, Due 5/17/2019	5,000,000	4,984,379
2.473%, Due 5/20/2019	10,000,000	9,967,061
2.477%, Due 5/24/2019	4,785,000	4,767,882
2.491%, Due 5/24/2019, (3-mo. USD LIBOR - 0.160%)A	5,200,000	5,199,853
2.479%, Due 5/29/2019	15,078,000	15,018,970
2.476%, Due 5/31/2019	10,000,000	9,959,550
2.472%, Due 6/6/2019	10,000,000	9,955,633
2.478%, Due 6/10/2019	10,000,000	9,952,847
2.478%, Due 6/12/2019	5,000,000	4,975,700
2.483%, Due 6/12/2019	10,000,000	9,951,300
2.473%, Due 6/13/2019	10,000,000	9,950,928
2.468%, Due 6/14/2019	15,000,000	14,925,383
2.479%, Due 6/17/2019	10,000,000	9,948,132
2.484%, Due 6/18/2019	15,000,000	14,921,025
2.544%, Due 7/10/2019	5,000,000	4,965,583
2.520%, Due 7/19/2019	10,000,000	9,925,668
2.492%, Due 7/22/2019	10,000,000	9,924,400
2.514%, Due 7/23/2019	10,000,000	9,923,097
2.514%, Due 7/24/2019	7,399,000	7,341,596
2.500%, Due 8/2/2019	5,000,000	4,958,402
2.504%, Due 8/2/2019	5,000,000	4,958,317
2.508%, Due 8/2/2019	5,000,000	4,958,265
2.504%, Due 8/9/2019	5,000,000	4,955,945
2.510%, Due 8/14/2019	5,000,000	4,954,156
2.515%, Due 8/14/2019	5,000,000	4,954,063

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 99.99% (continued)
U.S. Government Agency Obligations - 59.27% (continued)
Federal Home Loan Bank (continued)
2.490%, Due 8/16/2019	$10,000,000	$9,907,525
2.523%, Due 8/21/2019	5,000,000	4,951,483
2.506%, Due 10/2/2019	5,000,000	4,937,644
2.421%, Due 1/23/2020, (1-mo. USD LIBOR - 0.065%)A	10,000,000	10,000,000
2.563%, Due 5/8/2020, (1-mo. USD LIBOR - 0.175%)A	5,890,000	5,889,725
2.545%, Due 3/12/2021, (SOFR + 0.115%)A	5,000,000	4,999,494
Federal Home Loan Mortgage Corp.,
2.458%, Due 4/8/2019	5,000,000	4,997,657
2.461%, Due 4/17/2019	10,000,000	9,989,245
2.489%, Due 4/17/2019	10,000,000	9,989,200
2.448%, Due 5/13/2019	10,000,000	9,972,000
2.502%, Due 5/20/2019	10,000,000	9,966,721
2.482%, Due 7/17/2019	10,000,000	9,927,924
2.484%, Due 9/24/2019	5,000,000	4,940,844
Federal National Mortgage Association,
2.448%, Due 4/24/2019	23,840,000	23,803,445
2.457%, Due 6/5/2019	10,000,000	9,956,504
2.469%, Due 6/19/2019	10,000,000	9,946,894
2.479%, Due 6/19/2019	10,000,000	9,946,675
2.484%, Due 6/19/2019	5,000,000	4,973,283

Total U.S. Government Agency Obligations (Cost $750,418,219)		750,418,219

U.S. Treasury Obligations - 4.70%
U.S. Treasury Bills,
2.488%, Due 7/5/2019	5,000,000	4,967,988
2.489%, Due 7/5/2019	5,000,000	4,967,986
2.493%, Due 7/11/2019	10,000,000	9,931,755
2.505%, Due 7/18/2019	10,000,000	9,926,725
2.492%, Due 8/15/2019	10,000,000	9,908,106
2.493%, Due 8/29/2019	10,000,000	9,898,646
2.510%, Due 9/5/2019	10,000,000	9,893,314

Total U.S. Treasury Obligations (Cost $59,494,520)		59,494,520

	Shares
Investment Companies - 2.46%
BlackRock Liquidity Fed Fund, Institutional Class, 2.32%B	17,569,686	17,569,686
Morgan Stanley Government Portfolio, Institutional Class, 2.32%B	13,560,038	13,560,038

Total Investment Companies (Cost $31,129,724)		31,129,724

	Principal Amount
Government Agency Repurchase Agreements - 33.56%
Bank of America, N.A., 2.590%, Acquired on 03/29/2019, Due 04/01/2019, at $50,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $51,000,000, 3.000%-3.500%, 01/01/2043-03/01/2045)	$50,000,000	50,000,000
BNP Paribas S.A., 2.550%, Acquired on 03/29/2019, Due 04/01/2019, at $200,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations, Valued at $204,000,000, 0.000%-2.750%, 03/26/2020-02/15/2046)	200,000,000	200,000,000
Credit Agricole CIB, 2.650%, Acquired on 03/29/2019, Due 04/01/2019, at $50,000,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Treasury Obligation, Valued at $52,000,018, 2.000%, 02/15/2025)	50,000,000	50,000,000
Goldman Sachs & Co., 2.510%, Acquired on 03/29/2019, Due 04/01/2019, at $75,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $76,500,000, 2.731%-4.500%, 02/01/2045-10/01/2048)	75,000,000	75,000,000

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 99.99% (continued)
Government Agency Repurchase Agreements - 33.56% (continued)
TD Securities (USA) LLC, 2.700%, Acquired on 03/27/2019, Due 04/03/2019, at $50,000,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation, Valued at $51,000,000, 4.000%, 10/01/2045)	$50,000,000	$50,000,000

Total Government Agency Repurchase Agreements (Cost $425,000,000)		425,000,000

Total Short-Term Investments (Cost $1,266,042,463)		1,266,042,463

TOTAL INVESTMENTS - 99.99% (Cost $1,266,042,463)		1,266,042,463
OTHER ASSETS, NET OF LIABILITIES - 0.01%		133,051

TOTAL NET ASSETS - 100.00%		$1,266,175,514

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR, PRIME or SOFR plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2019.

B	7-day yield.

LIBOR—London Interbank Offered Rate.

LLC—Limited Liability Company.

SOFR—Secured Overnight Financing Rate.

USD—United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

U.S. Government Money Market Select Fund	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$—	$750,418,219	$—	$750,418,219
U.S. Treasury Obligations	—	59,494,520	—	59,494,520
Investment Companies	31,129,724	—	—	31,129,724
Government Agency Repurchase Agreements	—	425,000,000	—	425,000,000

Total Investments in Securities—Assets	$31,129,724	$1,234,912,739	$—	$1,266,042,463

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedule of Investments

March 31, 2019 (Unaudited)

Organization

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of March 31, 2019, the Trust consists of one active series, which is presented in this filing: American Beacon U.S. Government Money Market Select Fund (the “Fund”).

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The Fund values its investments and computes the NAV per share at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities, with the exception of repurchase agreements, are valued at amortized cost, which approximates fair value; repurchase agreements are valued based on par. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of 1/2 of 1% or

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedule of Investments

March 31, 2019 (Unaudited)

more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedule of Investments

March 31, 2019 (Unaudited)

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

As of March 31, 2019, the cost basis of investments for federal income tax purposes was the same as the book basis.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the year ended December 31, 2018, the Fund had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss CarryForwards	Long-Term Capital Loss CarryForwards
U.S. Government Money Market Select	$5,514	$5,104

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 29, 2019

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 29, 2019